Share-based payments (Details)	1 Months Ended						12 Months Ended
	Aug. 31, 2022 Number	Aug. 31, 2022 Number	Feb. 28, 2022 Number	Sep. 30, 2021 Number	Aug. 31, 2021 Number	Jul. 31, 2021 Number	Dec. 31, 2023 Number £ / shares	Dec. 31, 2022 Number £ / shares	Dec. 31, 2021 Number £ / shares
IfrsStatementLineItems [Line Items]
Beginning of the year							144,590	131,661	74,147
Granted	150,000	100,000	375,000	120,000	50,000	1,709,000		31,250	93,950
Lapsed							(6,250)	(6,939)	(8)
Forfeited							(26,750)	(11,382)	(36,428)
Ending of the year							111,590	144,590	131,661
Options exercisable							75,720	55,932	8,982
Weighted average exercise price of outstanding options | £ / shares							£ 5.241	£ 4.836	£ 10.759
Weighted average exercise price of options exercised | £ / shares
Weighted average exercise price of options lapsed | £ / shares							4.04	105.612	1,676.000
Weighted average exercise price of options forfeited | £ / shares							3.33	5.974	8.955
Weighted average exercise price of options granted | £ / shares								£ 2.670	£ 5.515
Weighted average remaining contractual life of outstanding options							7 years 3 months 18 days	8 years 1 month 6 days	9 years
Grant 1 [Member]
IfrsStatementLineItems [Line Items]
Grant date							30 June 2014
Beginning of the year							25
Granted
Lapsed
Forfeited
Ending of the year							25	25
Exercise Price | £ / shares							£ 30.00
Grant 2 [Member]
IfrsStatementLineItems [Line Items]
Grant date							19 December 2016
Beginning of the year							13
Granted
Lapsed
Forfeited
Ending of the year							13	13
Exercise Price | £ / shares							£ 484.00
Grant 3 [Member]
IfrsStatementLineItems [Line Items]
Grant date							15 December 2017
Beginning of the year							40
Granted
Lapsed
Forfeited
Ending of the year							40	40
Exercise Price | £ / shares							£ 184.00
Grant 4 [Member]
IfrsStatementLineItems [Line Items]
Grant date							24 April 2019
Beginning of the year							312
Granted
Lapsed
Forfeited
Ending of the year							312	312
Exercise Price | £ / shares							£ 29.20
Grant 5 [Member]
IfrsStatementLineItems [Line Items]
Grant date							2 October 2019
Beginning of the year							1,500
Granted
Lapsed
Forfeited
Ending of the year							1,500	1,500
Exercise Price | £ / shares							£ 21.00
Grant 6 [Member]
IfrsStatementLineItems [Line Items]
Grant date							17 April 2020
Beginning of the year							5,000
Granted
Lapsed
Forfeited
Ending of the year							5,000	5,000
Exercise Price | £ / shares							£ 4.80
Grant 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date							17 June 2020
Beginning of the year							33,600
Granted
Lapsed							(6,250)
Forfeited
Ending of the year							27,350	33,600
Exercise Price | £ / shares							£ 4.04
Grant 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date							15 July 2021
Beginning of the year							64,350
Granted
Lapsed
Forfeited							(5,500)
Ending of the year							58,850	64,350
Exercise Price | £ / shares							£ 5.55
Grant 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date							2 August 2021
Beginning of the year							2,500
Granted
Lapsed
Forfeited							(2,500)
Ending of the year								2,500
Exercise Price | £ / shares							£ 5.30
Grant 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date							1 September 2021
Beginning of the year							6,000
Granted
Lapsed
Forfeited
Ending of the year							6,000	6,000
Exercise Price | £ / shares							£ 5.10
Grant 11 [Member]
IfrsStatementLineItems [Line Items]
Grant date							7 February 2022
Beginning of the year							18,750
Granted
Lapsed
Forfeited							(6,250)
Ending of the year							12,500	18,750
Exercise Price | £ / shares							£ 3.05
Grant 12 [Member]
IfrsStatementLineItems [Line Items]
Grant date							12 August 2022
Beginning of the year							12,500
Granted
Lapsed
Forfeited							(12,500)
Ending of the year								12,500
Exercise Price | £ / shares							£ 2.10
Grant 13 [Member]
IfrsStatementLineItems [Line Items]
Grant date								20 April 2012
Beginning of the year								79
Granted
Lapsed								(79)
Forfeited
Ending of the year									79
Exercise Price | £ / shares								£ 1,676.00
Grant 14 [Member]
IfrsStatementLineItems [Line Items]
Grant date								9 May 2014
Beginning of the year								500
Granted
Lapsed								(500)
Forfeited
Ending of the year									500
Exercise Price | £ / shares								£ 30.00
Grant 15 [Member]
IfrsStatementLineItems [Line Items]
Grant date								30 June 2014
Beginning of the year							25	25
Lapsed
Forfeited
Ending of the year								25	25
Exercise Price | £ / shares								£ 30.00
Grant 16 [Member]
IfrsStatementLineItems [Line Items]
Grant date								31 October 2016
Beginning of the year									352
Granted
Lapsed								(352)
Forfeited
Ending of the year
Exercise Price | £ / shares								£ 1,072.00
Grant 17 [Member]
IfrsStatementLineItems [Line Items]
Grant date								19 December 2016
Beginning of the year							13	396
Granted
Lapsed								(383)
Forfeited
Ending of the year								13	396
Exercise Price | £ / shares								£ 484.00
Grant 18 [Member]
IfrsStatementLineItems [Line Items]
Grant date								15 December 2017
Beginning of the year							40	59
Granted
Lapsed
Forfeited								(19)
Ending of the year								40	59
Exercise Price | £ / shares								£ 184.00
Grant 19 [Member]
IfrsStatementLineItems [Line Items]
Grant date								24 April 2019
Beginning of the year							312	625
Granted
Lapsed
Forfeited								(313)
Ending of the year								312	625
Exercise Price | £ / shares								£ 29.20
Grant 20 [Member]
IfrsStatementLineItems [Line Items]
Grant date								2 October 2019
Beginning of the year							1,500	1,500
Granted
Lapsed
Forfeited
Ending of the year								1,500	1,500
Exercise Price | £ / shares								£ 21.00
Grant 21 [Member]
IfrsStatementLineItems [Line Items]
Grant date								17 April 2020
Beginning of the year							5,000	5,000
Granted
Lapsed
Forfeited
Ending of the year								5,000	5,000
Exercise Price | £ / shares								£ 4.80
Grant 22 [Member]
IfrsStatementLineItems [Line Items]
Grant date								17 June 2020
Beginning of the year							33,600	43,175
Granted
Lapsed								(5,625)
Forfeited								(3,950)
Ending of the year								33,600	43,175
Exercise Price | £ / shares								£ 4.04
Grant 23 [Member]
IfrsStatementLineItems [Line Items]
Grant date								15 July 2021
Beginning of the year							64,350	71,450
Granted
Lapsed
Forfeited								(7,100)
Ending of the year								64,350	71,450
Exercise Price | £ / shares								£ 5.55
Grant 24 [Member]
IfrsStatementLineItems [Line Items]
Grant date								2 August 2021
Beginning of the year							2,500	2,500
Granted
Lapsed
Forfeited
Ending of the year								2,500	2,500
Exercise Price | £ / shares								£ 5.30
Grant 25 [Member]
IfrsStatementLineItems [Line Items]
Grant date								1 September 2021
Beginning of the year							6,000	6,000
Granted
Lapsed
Forfeited
Ending of the year								6,000	6,000
Exercise Price | £ / shares								£ 5.10
Grant 26 [Member]
IfrsStatementLineItems [Line Items]
Grant date								7 February 2022
Beginning of the year							18,750
Granted								18,750
Lapsed
Forfeited
Ending of the year								18,750
Exercise Price | £ / shares								£ 3.05
Grant 27 [Member]
IfrsStatementLineItems [Line Items]
Grant date								12 August 2022
Beginning of the year							12,500
Granted								12,500
Lapsed
Forfeited
Ending of the year								12,500
Exercise Price | £ / shares								£ 2.10
Grant 28 [Member]
IfrsStatementLineItems [Line Items]
Grant date									13 September 2011
Beginning of the year									8
Granted
Lapsed									(8)
Forfeited
Ending of the year
Exercise Price | £ / shares									£ 1,676.00
Grant 29 [Member]
IfrsStatementLineItems [Line Items]
Grant date									20 April 2012
Beginning of the year								79	79
Granted
Lapsed
Forfeited
Ending of the year									79
Exercise Price | £ / shares									£ 1,676.00
Grant 30 [Member]
IfrsStatementLineItems [Line Items]
Grant date									9 May 2014
Beginning of the year								500	500
Granted
Lapsed
Forfeited
Ending of the year									500
Exercise Price | £ / shares									£ 30.00
Grant 31 [Member]
IfrsStatementLineItems [Line Items]
Grant date									30 June 2014
Beginning of the year								25	25
Granted
Lapsed
Forfeited
Ending of the year									25
Exercise Price | £ / shares									£ 30.00
Grant 32 [Member]
IfrsStatementLineItems [Line Items]
Grant date									31 October 2016
Beginning of the year								352	397
Granted
Lapsed
Forfeited									(45)
Ending of the year									352
Exercise Price | £ / shares									£ 1,072.00
Grant 33 [Member]
IfrsStatementLineItems [Line Items]
Grant date									19 December 2016
Beginning of the year								396	499
Granted
Lapsed
Forfeited									(103)
Ending of the year									396
Exercise Price | £ / shares									£ 484.00
Grant 34 [Member]
IfrsStatementLineItems [Line Items]
Grant date									15 December 2017
Beginning of the year								59	164
Granted
Lapsed
Forfeited									(105)
Ending of the year									59
Exercise Price | £ / shares									£ 184.00
Grant 35 [Member]
IfrsStatementLineItems [Line Items]
Grant date									24 April 2019
Beginning of the year								625	2,275
Granted
Lapsed
Forfeited									(1,650)
Ending of the year									625
Exercise Price | £ / shares									£ 29.20
Grant 36 [Member]
IfrsStatementLineItems [Line Items]
Grant date									2 October 2019
Beginning of the year								1,500	1,500
Granted
Lapsed
Forfeited
Ending of the year									1,500
Exercise Price | £ / shares									£ 21.00
Grant 37 [Member]
IfrsStatementLineItems [Line Items]
Grant date									17 April 2020
Beginning of the year								5,000	5,000
Granted
Lapsed
Forfeited
Ending of the year									5,000
Exercise Price | £ / shares									£ 4.80
Grant 38 [Member]
IfrsStatementLineItems [Line Items]
Grant date									17 June 2020
Beginning of the year								43,175	63,700
Granted
Lapsed
Forfeited									(20,525)
Ending of the year									43,175
Exercise Price | £ / shares									£ 4.04
Grant 39 [Member]
IfrsStatementLineItems [Line Items]
Grant date									15 July 2021
Beginning of the year								71,450
Granted									85,450
Lapsed
Forfeited									(14,000)
Ending of the year									71,450
Exercise Price | £ / shares									£ 5.55
Grant 40 [Member]
IfrsStatementLineItems [Line Items]
Grant date									2 August 2021
Beginning of the year								2,500
Granted									2,500
Lapsed
Forfeited
Ending of the year									2,500
Exercise Price | £ / shares									£ 5.30
Grant 41 [Member]
IfrsStatementLineItems [Line Items]
Grant date									1 September 2021
Beginning of the year								6,000
Granted									6,000
Lapsed
Forfeited
Ending of the year									6,000
Exercise Price | £ / shares									£ 5.10